Property, plant and equipment - Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Contracted for	€ 84	€ 110	€ 30
Not contracted for	12	19	6
Total	€ 96	€ 129	€ 36